Related Parties (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Other accounts liabilities	$ 19
Stockholders loans	268	925
Convertible loans	$ 972